Fixed assets - Dismantling provision - Current and non-current (Details) - EUR (€) € in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Other intangible assets and property, plant and equipment [abstract]
Total dismantling provisions	€ 789	€ 737	€ 733	€ 733
o/w non-current provisions	774	716	715
o/w current provisions	€ 15	€ 21	€ 18